General and Administrative Expenses - Summary of General and Administrative Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of general and administrative expense [Line Items]
Salaries and benefits	$ 10,184	$ 3,713
Professional services	7,985	3,591
Other general and administrative	6,723	1,494
Total	$ 24,892	$ 8,798